Description of Business (Details) $ in Thousands	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($) shares	Jun. 30, 2015 USD ($) shares	Jun. 18, 2015 USD ($) shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Nov. 18, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Entity incorporation date of incorporation					Oct. 13, 2014
Initial public offering date					November 18, 2014
Limited Partners Capital Account Units Outstanding	9,342,692				9,342,692	9,342,692
Subordinated Limited Partners Capital Account Units Outstanding	9,342,692				9,342,692	9,342,692
General Partners Capital Account Units Outstanding	381,334				413,843	381,334
Proceeds from issuance of general partner units | $					$ 551	$ 0	$ 0
Automatic Conversion Date					Jun. 30, 2018
Subordinated Series A Limited Partners Capital Account Units Issued	0				1,592,920	0
General Partners Capital Account Units Issued	381,334				413,843	381,334
Cash payments | $					$ 72,252	$ 0	$ 0
Subordinated Series A Limited Partners Capital Account Units Outstanding	0				1,592,920	0
Line Of Credit | $	$ 126,000				$ 0	$ 126,000
Subordinated Unitholders
Units exchanged	9,342,692			9,342,692
Common Unitholders
Units exchanged	1,242,692			1,242,692
General Partner Units
Units exchanged	381,334			381,334
Proceeds from issuance of general partner units | $			$ 551
General partner interest in Navios Midstream				2.00%
General Partners Capital Account Units Issued			32,509
Line Of Credit
Line Of Credit | $	$ 126,000				$ 0	$ 126,000
VLCC
Number Of Vessels					6
Initial Public Offering
Navios Midstream IPO net proceeds | $				$ 110,403
Proceeds from $ 126,000 credit facility | $				$ 104,451
Number Of Vessels								4
Navios Acquisition
General partner interest in Navios Midstream					2.00%
Limited partner interest in Navios Midstream				55.50%	2.00%
Navios Acquisition | Subordinated Unitholders
Limited partner interest in Navios Midstream				49.00%	2.00%
Navios Acquisition | Common Unitholders
Limited partner interest in Navios Midstream				6.50%	60.85%
Navios Acquisition | Nave Celeste and C. Dream
Acquisition cost | $		$ 100,000
Subordinated Series A Limited Partners Capital Account Units Issued		1,592,920
Cash payments | $		$ 73,000
Navios Acquisition | Share purchase agreement
Number Of Vessels					7